Significant Accounting Policies (Details Narrative) - USD ($)	Feb. 28, 2021	Nov. 30, 2020
Accounting Policies [Abstract]
Raw materials	$ 112,672	$ 112,672
Work in process	0	0
Finished goods	$ 0	$ 0